S000069099 [Member] Shareholder Fees - WESTERN ASSET SMASh SERIES CORE COMPLETION FUND - SMASh SERIES CORE COMPLETION FUND	Feb. 28, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%